Securities (Tables)	12 Months Ended
Dec. 31, 2016
Securities [Abstract]
Amortized Cost and Fair Values of Securities
The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2016, 2015 and 2014, respectively.

Securities at Dec. 31, 2016		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$14,373	$115	$181	$14,307
U.S. government agencies	366	2	9	359
State and political subdivisions	3,392	38	52	3,378
Agency RMBS	22,929	148	341	22,736
Non-agency RMBS	620	31	13	638
Other RMBS	517	4	8	513
Commercial MBS	931	8	11	928
Agency commercial MBS	6,505	28	84	6,449
CLOs	2,593	6	1	2,598
Other asset-backed securities	1,729	4	6	1,727
Foreign covered bonds	2,126	24	9	2,141
Corporate bonds	1,391	22	17	1,396
Sovereign debt/sovereign guaranteed	12,248	261	20	12,489
Other debt securities	1,952	19	10	1,961
Equity securities	2	1	—	3
Money market funds	842	—	—	842
Non-agency RMBS (a)	1,080	286	9	1,357
Total securities available-for-sale (b)	$73,596	$997	$771	$73,822
Held-to-maturity:
U.S. Treasury	$11,117	$22	$41	$11,098
U.S. government agencies	1,589	—	6	1,583
State and political subdivisions	19	—	1	18
Agency RMBS	25,221	57	299	24,979
Non-agency RMBS	78	4	2	80
Other RMBS	142	—	4	138
Commercial MBS	7	—	—	7
Agency commercial MBS	721	1	10	712
Foreign covered bonds	74	1	—	75
Sovereign debt/sovereign guaranteed	1,911	42	—	1,953
Other debt securities	26	—	—	26
Total securities held-to-maturity	$40,905	$127	$363	$40,669
Total securities	$114,501	$1,124	$1,134	$114,491

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized gains of $62 million and gross unrealized losses of $190 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Securities at Dec. 31, 2015		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$12,693	$175	$36	$12,832
U.S. government agencies	386	2	1	387
State and political subdivisions	3,968	91	13	4,046
Agency RMBS	23,549	239	287	23,501
Non-agency RMBS	782	31	20	793
Other RMBS	1,072	10	21	1,061
Commercial MBS	1,400	8	16	1,392
Agency commercial MBS	4,031	24	35	4,020
CLOs	2,363	1	13	2,351
Other asset-backed securities	2,909	1	17	2,893
Foreign covered bonds	2,125	46	3	2,168
Corporate bonds	1,740	26	14	1,752
Sovereign debt/sovereign guaranteed	13,036	211	30	13,217
Other debt securities	2,732	46	3	2,775
Equity securities	3	1	—	4
Money market funds	886	—	—	886
Non-agency RMBS (a)	1,435	362	8	1,789
Total securities available-for-sale (b)	$75,110	$1,274	$517	$75,867
Held-to-maturity:
U.S. Treasury	$11,326	$25	$51	$11,300
U.S. government agencies	1,431	—	6	1,425
State and political subdivisions	20	—	1	19
Agency RMBS	26,036	134	205	25,965
Non-agency RMBS	118	5	2	121
Other RMBS	224	1	10	215
Commercial MBS	9	—	—	9
Agency commercial MBS	503	—	9	494
Foreign covered bonds	76	—	—	76
Sovereign debt/sovereign guaranteed	3,538	22	11	3,549
Other debt securities	31	—	—	31
Total securities held-to-maturity	$43,312	$187	$295	$43,204
Total securities	$118,422	$1,461	$812	$119,071

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized gains of $84 million and gross unrealized losses of $248 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Securities at Dec. 31, 2014		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$19,592	$420	$15	$19,997
U.S. government agencies	342	3	2	343
State and political subdivisions	5,176	95	24	5,247
Agency RMBS	32,568	357	325	32,600
Non-agency RMBS	942	37	26	953
Other RMBS	1,551	25	25	1,551
Commercial MBS	1,927	39	7	1,959
Agency commercial MBS	3,105	36	9	3,132
CLOs	2,128	9	7	2,130
Other asset-backed securities	3,241	5	6	3,240
Foreign covered bonds	2,788	80	—	2,868
Corporate bonds	1,747	45	7	1,785
Sovereign debt/sovereign guaranteed	17,062	224	2	17,284
Other debt securities	2,162	7	—	2,169
Equity securities	94	1	—	95
Money market funds	763	—	—	763
Non-agency RMBS (a)	1,747	471	4	2,214
Total securities available-for-sale (b)	$96,935	$1,854	$459	$98,330
Held-to-maturity:
U.S. Treasury	$5,047	$32	$16	$5,063
U.S. government agencies	344	—	3	341
State and political subdivisions	24	1	1	24
Agency RMBS	14,006	200	44	14,162
Non-agency RMBS	153	9	2	160
Other RMBS	315	2	8	309
Commercial MBS	13	—	—	13
Sovereign debt/sovereign guaranteed	1,031	24	—	1,055
Total securities held-to-maturity	$20,933	$268	$74	$21,127
Total securities	$117,868	$2,122	$533	$119,457

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized gains of $60 million and gross unrealized losses of $282 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Schedule of Realized Gain (Loss)
The following table presents the gross securities gains, losses and impairments.

Net securities gains (losses)
(in millions)	2016	2015	2014
Realized gross gains	$86	$90	$114
Realized gross losses	(4)	(2)	(4)
Recognized gross impairments	(7)	(5)	(19)
Total net securities gains	$75	$83	$91

Aggregate Fair Value of Investments with Continuous Unrealized Loss Position
The following tables show the aggregate related fair value of investments with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more at Dec. 31, 2016 and Dec. 31, 2015, respectively.

Temporarily impaired securities at Dec. 31, 2016	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$8,489	$181	$—	$—	$8,489	$181
U.S. government agencies	257	9	—	—	257	9
State and political subdivisions	1,058	33	131	19	1,189	52
Agency RMBS	14,766	141	1,673	200	16,439	341
Non-agency RMBS	21	—	332	13	353	13
Other RMBS	26	—	136	8	162	8
Commercial MBS	302	7	163	4	465	11
Agency commercial MBS	3,570	78	589	6	4,159	84
CLOs	443	1	404	—	847	1
Other asset-backed securities	276	1	357	5	633	6
Corporate bonds	594	16	7	1	601	17
Sovereign debt/sovereign guaranteed	1,521	20	63	—	1,584	20
Non-agency RMBS (a)	25	—	47	9	72	9
Other debt securities	742	10	50	—	792	10
Foreign covered bonds	712	9	—	—	712	9
Total securities available-for-sale (b)	$32,802	$506	$3,952	$265	$36,754	$771
Held-to-maturity:
U.S. Treasury	$6,112	$41	$—	$—	$6,112	$41
U.S. government agencies	1,533	6	—	—	1,533	6
State and political subdivisions	—	—	4	1	4	1
Agency RMBS	19,498	297	102	2	19,600	299
Non-agency RMBS	4	—	48	2	52	2
Agency commercial MBS	621	10	—	—	621	10
Other RMBS	15	—	123	4	138	4
Total securities held-to-maturity	$27,783	$354	$277	$9	$28,060	$363
Total temporarily impaired securities	$60,585	$860	$4,229	$274	$64,814	$1,134

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Gross unrealized losses for 12 months or more of $190 million were recorded in accumulated other comprehensive income and related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities. There were no gross unrealized losses for less than 12 months.

Temporarily impaired securities at Dec. 31, 2015	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$6,343	$36	$—	$—	$6,343	$36
U.S. government agencies	148	1	10	—	158	1
State and political subdivisions	143	2	117	11	260	13
Agency RMBS	8,500	44	1,316	243	9,816	287
Non-agency RMBS	72	—	417	20	489	20
Other RMBS	2	—	298	21	300	21
Commercial MBS	567	9	224	7	791	16
Agency commercial MBS	2,551	31	172	4	2,723	35
CLOs	1,599	10	455	3	2,054	13
Other asset-backed securities	2,001	10	546	7	2,547	17
Corporate bonds	338	10	128	4	466	14
Sovereign debt/sovereign guaranteed	2,063	30	43	—	2,106	30
Non-agency RMBS (a)	45	1	52	7	97	8
Other debt securities	505	3	—	—	505	3
Foreign covered bonds	515	3	—	—	515	3
Total securities available-for-sale (b)	$25,392	$190	$3,778	$327	$29,170	$517
Held-to-maturity:
U.S. Treasury	$9,121	$51	$—	$—	$9,121	$51
U.S. government agencies	1,122	6	—	—	1,122	6
State and political subdivisions	4	1	—	—	4	1
Agency RMBS	16,491	171	1,917	34	18,408	205
Non-agency RMBS	40	—	29	2	69	2
Other RMBS	9	—	166	10	175	10
Agency commercial MBS	494	9	—	—	494	9
Sovereign debt/sovereign guaranteed	2,161	11	—	—	2,161	11
Total securities held-to-maturity	$29,442	$249	$2,112	$46	$31,554	$295
Total temporarily impaired securities	$54,834	$439	$5,890	$373	$60,724	$812

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized losses for less than 12 months of $8 million and gross unrealized losses for 12 months or more of $240 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio
The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our investment securities portfolio at Dec. 31, 2016.

Maturity distribution and yield on investment securities at Dec. 31, 2016	U.S. Treasury		U.S. government agencies		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed and equity securities
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$2,195	0.85%	$—	—%	$274	2.71%	$3,745	0.97%	$—	—%	$6,214
Over 1 through 5 years	5,472	1.49	113	1.30	1,738	2.92	11,688	1.02	—	—	19,011
Over 5 through 10 years	3,292	1.71	246	2.34	1,147	3.51	2,378	1.13	—	—	7,063
Over 10 years	3,348	3.11	—	—	219	1.90	176	1.67	—	—	3,743
Mortgage-backed securities	—	—	—	—	—	—	—	—	32,621	2.59	32,621
Asset-backed securities	—	—	—	—	—	—	—	—	4,325	1.95	4,325
Equity securities (b)	—	—	—	—	—	—	—	—	845	—	845
Total	$14,307	1.82%	$359	2.01%	$3,378	3.04%	$17,987	1.03%	$37,791	2.46%	$73,822
Securities held-to-maturity:
One year or less	$1,327	0.86%	$350	0.83%	$—	—%	$511	0.57%	$—	—%	$2,188
Over 1 through 5 years	7,890	1.23	1,189	1.19	1	7.03	847	0.61	—	—	9,927
Over 5 through 10 years	1,900	1.91	50	2.02	3	6.76	653	0.71	—	—	2,606
Over 10 years	—	—	—	—	15	5.34	—	—	—	—	15
Mortgage-backed securities	—	—	—	—	—	—	—	—	26,169	2.73	26,169
Total	$11,117	1.30%	$1,589	1.13%	$19	5.69%	$2,011	0.63%	$26,169	2.73%	$40,905

(a)	Yields are based upon the amortized cost of securities.

(b)	Includes money market funds.

Projected Weighted-Average Default Rates and Loss Severities
The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS and the securities previously held in the Grantor Trust that we established in connection with the restructuring of our investment securities portfolio in 2009, at Dec. 31, 2016 and Dec. 31, 2015.

Projected weighted-average default rates and loss severities
	Dec. 31, 2016		Dec. 31, 2015
	Default rate	Severity	Default rate	Severity
Alt-A	30%	54%	33%	57%
Subprime	49%	70%	52%	72%
Prime	18%	39%	18%	40%

Pre-Tax Securities Gains (Losses) by Type
The following table presents pre-tax net securities gains by type.

Net securities gains
(in millions)	2016	2015	2014
Agency RMBS	$22	$10	$13
Foreign covered bonds	10	2	3
Non-agency RMBS	8	7	17
U.S. Treasury	4	45	25
Other	31	19	33
Total net securities gains	$75	$83	$91

Debt Securities Credit Losses Roll Forward Recorded in Earnings
The following tables reflect investment securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold, or for which it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2016	2015
Beginning balance as of Jan. 1	$91	$93
Add: Initial OTTI credit losses	—	—
Subsequent OTTI credit losses	7	5
Less: Realized losses for securities sold	10	7
Ending balance as of Dec. 31	$88	$91